Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (note 8)	$ 445,452	$ 567,994
Restricted cash (notes 10 and 15)	38,179	107,672
Accounts receivable, including non-trade of $15,273 (2016 - $33,924) and related party balances of $16,068 (2016 - $26,471)	159,859	295,357
Assets held for sale (note 18)	33,671	61,282
Net investment in direct financing leases (note 9)	9,884	154,759
Prepaid expenses and other (note 15)	38,180	84,899
Current portion of loans to equity-accounted investees (note 22)	107,486	9,471
Total current assets	832,711	1,281,434
Restricted cash - non-current (note 16d)	68,543	129,576
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $1,293,447 (2016 - $3,294,021)	3,491,491	7,666,975
Vessels related to capital leases, at cost, less accumulated amortization of $51,290 (2016 – $69,072) (note 10)	1,272,560	484,253
Advances on newbuilding contracts and conversion costs (note 16a)	444,493	987,658
Total vessels and equipment	5,208,544	9,138,886
Net investment in direct financing leases - non-current (note 9)	486,106	505,835
Loans to equity-accounted investees and joint venture partners, bearing interest between nil and LIBOR plus margins up to 1.25% (note 22)	146,420	292,209
Equity-accounted investments (notes 16b and 22)	1,130,198	1,010,308
Other non-current assets	83,211	190,699
Intangible assets – net (note 6)	93,014	89,175
Goodwill (note 6)	43,690	176,630
Total assets	8,092,437	12,814,752
Current
Accounts payable	24,107	53,507
Accrued liabilities and other (notes 7, 15 and 20)	282,352	391,900
Advances from affiliates	49,100	11,785
Current portion of derivative liabilities (note 15)	80,423	115,813
Current portion of long-term debt (note 8)	800,897	998,591
Current obligation related to capital leases (note 10)	114,173	40,353
Current portion of in-process revenue contracts (note 6)	13,880	34,511
Total current liabilities	1,364,932	1,646,460
Long-term debt (note 8)	2,616,808	5,640,955
Long-term obligation related to capital leases (note 10)	1,046,284	352,486
Derivative liabilities (note 15)	48,388	415,041
In-process revenue contracts (note 6)	24,313	88,179
Other long-term liabilities (note 7)	112,056	333,236
Total liabilities	5,212,781	8,476,357
Commitments and contingencies (notes 4, 8, 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16e)	0	249,102
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 89,127,041 shares outstanding and issued (2016 – 86,149,975)) (note 12)	919,078	887,075
(Accumulated deficit) retained earnings	(135,892)	22,893
Non-controlling interest	2,102,465	3,189,928
Accumulated other comprehensive loss (note 1)	(5,995)	(10,603)
Total equity	2,879,656	4,089,293
Total liabilities and equity	$ 8,092,437	$ 12,814,752